Business Segment Information (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Segment Information [Abstract]
Operating revenues derived from any customer did not exceed 10% of consolidated revenues	$ 0	$ 0	$ 0
Operating revenues from U.S. Operations	44,700,000,000	43,700,000,000	41,400,000,000
Percent of Operating revenues from U.S. Operations representative of consolidated operating revenues	68.00%	85.00%	88.00%
Segment Reporting Information [Line Items]
Total assets	796,226,000,000	728,249,000,000
Japan [Member]
Segment Reporting Information [Line Items]
Operating revenues from Japan operations	9,300,000,000	0	0
Percent of operating revenues from Japan representative of consolidated operating revenues	14.00%
Total assets	103,900,000,000	87,500,000,000
Percent of total assets from Japan operations	13.00%	12.00%
GMIB [Member]
Segment Reporting Information [Line Items]
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results		(64,000,000)	(90,000,000)
Prior period adjustment to consolidated operating earnings tax expense		(34,000,000)	(49,000,000)
Divested Business [Member]
Segment Reporting Information [Line Items]
Prior period reclassifications to conform with current period presentation in connection with reclassifications that affected assets, liabilities and results of operations on a segment basis with no impact to the consolidated results		111,000,000	211,000,000
Prior period adjustment to consolidated operating earnings tax expense		$ 66,000,000	$ 139,000,000